Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	45,290	143,917	(106,496)
Foreign subsidiaries	(18,378)	61,096	23,310

	26,912	205,013	(83,186)

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	42,723	60,514	33,921
Foreign subsidiaries	36,397	57,404	74,624

	79,120	117,918	108,545

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(25,589)	365,665	2,794
Foreign subsidiaries	(39,573)	(58,244)	203,900

	(65,162)	307,421	206,694

Total income tax expense	13,958	425,339	315,239

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2010	2011	2012
Statutory tax rate	41.0%	41.0%	(41.0)%
Non-deductible expenses	10.3	1.3	4.2
Income tax credits	(18.0)	(2.0)	(3.6)
Change in statutory tax rate	(4.6)	0.9	(36.2)
Change in valuation allowances	4.7	174.5	491.0
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	5.8	1.5	(21.2)
Lower tax rate applied to life and non-life insurance business in Japan	(30.3)	(2.8)	(7.8)
Foreign income tax differential	(17.6)	(10.5)	6.7
Adjustments to tax accruals and reserves	16.2	4.5	(15.9)
Effect of equity in net income (loss) of affiliated companies	46.0	(2.8)	60.0
Sony Ericsson remeasurement gain	—	—	(50.6)
Insurance recovery tax exemptions related to the Floods	—	—	(5.2)
Other	(1.6)	1.9	(1.4)

Effective income tax rate	51.9%	207.5%	379.0%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Operating loss carryforwards for tax purposes	387,982	533,912
Accrued pension and severance costs	103,674	87,871
Film costs	16,405	40,566
Warranty reserves and accrued expenses	94,065	82,842
Future insurance policy benefits	26,177	22,907
Inventory	35,989	37,431
Depreciation	35,128	39,473
Tax credit carryforwards	74,284	73,945
Reserve for doubtful accounts	8,404	5,580
Impairment of investments	33,743	34,387
Deferred revenue in the Pictures segment	19,254	21,980
Other	140,745	146,777

Gross deferred tax assets	975,850	1,127,671
Less: Valuation allowance	(473,713)	(868,233)

Total deferred tax assets	502,137	259,438

Deferred tax liabilities:
Insurance acquisition costs	(155,073)	(140,190)
Future insurance policy benefits	(62,933)	(66,998)
Unbilled accounts receivable in the Pictures segment	(40,469)	(45,467)
Unrealized gains on securities	(33,101)	(43,831)
Intangible assets acquired through stock exchange offerings	(32,136)	(28,139)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(46,261)	(27,920)
Other	(46,970)	(73,399)

Gross deferred tax liabilities	(416,943)	(425,944)

Net deferred tax assets (liabilities)	85,194	(166,506)

Net Deferred Tax Assets

Net deferred tax assets (net of valuation allowance) are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2011	2012
Current assets — Deferred income taxes	133,059	36,769
Other assets — Deferred income taxes	300,702	100,460
Current liabilities — Other	(42,340)	(19,236)
Long-term liabilities — Deferred income taxes	(306,227)	(284,499)

Net deferred tax assets (liabilities)	85,194	(166,506)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2010	2011	2012
Balance at beginning of the fiscal year	276,627	229,228	225,120
Reductions for tax positions of prior years	(38,450)	(39,005)	(25,302)
Additions for tax positions of prior years	4,816	19,947	59,159
Additions based on tax positions related to the current year	10,873	41,201	44,307
Settlements	(5,921)	(1,478)	(4,046)
Lapse in statute of limitations	(1,506)	(7,770)	(3,807)
Foreign currency translation adjustments	(17,211)	(17,003)	(7,120)

Balance at end of the fiscal year	229,228	225,120	288,311

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	76,125	87,497	77,925